UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
            April 13, 2017 to May 12, 2017

     Commission File Number of issuing entity: 333-184376-07
       Central Index Key Number of issuing entity: 0001584492

                 COMM 2013-LC13 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-184376
          Central Index Key Number of depositor: 0001013454

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
              German American Capital Corporation
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541468
                   Ladder Capital Finance LLC
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256
                 Natixis Real Estate Capital LLC
       (Exact name of sponsor as specified in its charter)

                   Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 46-3607120
                  Upper Tier Remic 46-3836082
                   Grantor Trust 46-7055933
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 250-2500
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-5           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On May 12, 2017 a distribution was made to holders of the certificates issued by COMM 2013-LC13 Mortgage Trust. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from April 13, 2017 to May 12,
         2017 no assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2013-LC13 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of the Depositor is 0001013454.

         German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of GACC is 0001541294.

         Ladder Capital Finance LLC ("Ladder"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2017. The CIK number of Ladder is 0001541468.

         Natixis Real Estate Capital LLC ("Natixis"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2017. The CIK number of Natixis is 0001542256.


Part II - OTHER INFORMATION

Item 7.  Change in Sponsor Interest in the Securities.
         Certificateholder        Tuebor Securities LLC (1)

         Class of Certificates                      XA

         Amount Purchased
         or Acquired in
         Distribution
         Period (2)                                N/A

         Amount Sold or
         Disposed of
         in Distribution
         Period (2)                           70,000,000

         Amount Held at
         End of Distribution
         Period (2)                           80,174,000

         Amount Held at
         End of Distribution
         Period as Retained
         in Compliance
         with Law (3)                              N/A

         (1) Tuebor Securities LLC is an affiliate of Ladder Capital Finance LLC, a Sponsor.
         (2) Amount based on original principal amount or denomination.
         (3) Identify any amounts that are held by parties other than the sponsor in order to satisfy such requirement.

Item 10. Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of the certificates issued by COMM 2013-LC13 Mortgage Trust, relating to the May 12, 2017 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)


/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President


/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date:    May 24, 2017


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2013-LC13 Mortgage Trust, relating to the May 12, 2017 distribution.